Schedule of Accounts Receivable (Details) (Parenthetical) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Credit Loss [Abstract]
Accounts receivable related party	$ 12,327	$ 21,852	$ 135,687